STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive Income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 140	$ 337,382	$ 17	$ (308,242)	$ 29,297
Balance, shares at Dec. 31, 2017	51,293,070
Options exercised	$ 2	683			685
Options exercised, shares	765,420
Issuance of shares and warrants, net	$ 22	27,689			27,711
Issuance of shares and warrants, net, shares	7,791,294
Stock-based compensation relating to options issued to employees, directors and non-employees		2,166			2,166
Changes in other comprehensive income (loss) from foreign currency derivative contracts			(17)		(17)
Net loss				(22,599)	(22,599)
Balance at Dec. 31, 2018	$ 164	367,920		(330,841)	37,243
Balance, shares at Dec. 31, 2018	59,849,784
Options exercised	$ 3	3,246			3,249
Options exercised, shares	878,378
Issuance of shares and warrants, net	$ 20	22,738			22,758
Issuance of shares and warrants, net, shares	7,194,674
Stock-based compensation relating to options issued to employees, directors and non-employees		2,408			2,408
Net loss				(27,337)	(27,337)
Balance at Dec. 31, 2019	$ 187	396,312		(358,178)	$ 38,321
Balance, shares at Dec. 31, 2019	67,922,836				67,922,836
Options exercised	$ 9	15,906			$ 15,915
Options exercised, shares	3,070,542
Warrants exercised	$ 11	18,314			18,325
Warrants exercised, shares	3,866,139
Issuance of shares, net	$ 24	74,123			74,147
Issuance of shares, net, shares	8,816,339
Stock-based compensation relating to options issued to employees, directors and non-employees		2,772			2,772
Net loss				(29,698)	(29,698)
Balance at Dec. 31, 2020	$ 231	$ 507,427		$ (387,876)	$ 119,782
Balance, shares at Dec. 31, 2020	83,675,856				83,675,856